EQUIPMENT AND SOFTWARE LICENSES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Gross	$ 1,902,041	$ 1,357,192
Less - accumulated depreciation and amortization	(1,361,123)	(1,147,188)
Property, Plant and Equipment, Net	540,918	210,004
Equipment and software [Member]
Property, Plant and Equipment, Gross	599,900	489,151
Software License [Member]
Property, Plant and Equipment, Gross	$ 1,302,141	$ 868,041